REPORTABLE SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
Schedule of Reporting Information by Segment
Assets and liabilities by each of the reportable segments as of March 31, 2025 are as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,169,254	$264,600	$2,902,338	$6,336,192
Total liabilities	$2,691,823	$—	$1,742,725	$4,434,548
Assets and liabilities by each of the reportable segments as of December 31, 2024 were as follows (unaudited):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Income and expenses by each of the reportable segments for the three months ended March 31, 2025 is as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$12,971,529	$—	$4,677	$12,976,206
Net gain / (loss) on digital assets	52,204	—	(70,427)	(18,223)
Net gain / (loss) on investments	(20,349)	—	(112,818)	(133,167)
Net gain / (loss) on derivatives trading	60,515	—	(29,456)	31,059
Revenues and gains / (losses) from operations	13,063,899	—	(208,024)	12,855,875

Transaction expenses	12,999,168	—	60,271	13,059,439
Compensation and benefits	38,826	1,263	16,864	56,953
Notes interest expense	—	—	14,071	14,071
Depreciation and amortization	3,555	1,251	8,785	13,591
Other expenses	18,821	385	84,437	103,643
Operating expenses	13,060,370	2,899	184,428	13,247,697

Operating income	3,529	(2,899)	(392,452)	(391,822)

Unrealized gain / (loss) on notes payable – derivative	—	—	89,606	89,606
Other income / (expense), net	—	—	672	672
Total other income / (expense)	—	—	90,278	90,278

Net income / (loss) for the period, before taxes	$3,529	$(2,899)	$(302,174)	$(301,544)
Income tax benefit	—	—	(6,112)	(6,112)
Net income / (loss) for the period	$3,529	$(2,899)	$(296,062)	$(295,432)
Income and expenses by each of the reportable segments for the three months ended March 31, 2024 is as follows (unaudited):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$9,302,569	$—	$32,803	$9,335,372
Net gain/ (loss) on digital assets	82,590	—	263,803	346,393
Net gain / (loss) on investments	—	—	63,018	63,018
Net gain / (loss) on derivatives trading	(15,632)	—	99,272	83,640
Revenues and gains / (losses) from operations	9,369,527	—	458,896	9,828,423

Transaction expenses	9,272,125	—	41,491	9,313,616
Compensation and benefits	42,275	—	18,796	61,071
Notes interest expense	—	—	6,976	6,976
Depreciation and amortization	1,307	1,674	6,519	9,500
Other expenses	14,050	—	16,256	30,306
Operating expenses	9,329,757	1,674	90,038	9,421,469

Operating income	39,770	(1,674)	368,858	406,954

Unrealized loss on notes payable - derivative	—	—	(9,713)	(9,713)
Other income / (expense), net	—	—	213	213
Total other income / (expense)	—	—	(9,500)	(9,500)

Net income / (loss) for the year, before taxes	$39,770	$(1,674)	$359,358	$397,454
Income tax expense (benefit)	—	—	9,327	9,327
Net income / (loss) for the period	$39,770	$(1,674)	$350,031	$388,127
Assets and liabilities by each of the reportable segments as of December 31, 2024 are as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Assets and liabilities by each of the reportable segments as of December 31, 2023 are as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$1,978,031	$114,529	$1,501,720	$3,594,280
Total liabilities	$1,679,765	$—	$203,344	$1,883,109
Income and expenses by each of the reportable segments for the year ended December 31, 2024 is as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$42,497,063	$—	$99,610	$42,596,673
Net gain / (loss) on digital assets	57,560	—	576,997	634,557
Net gain / (loss) on investments	17,425	—	241,366	258,791
Net gain / (loss) on derivatives trading	168,355	—	99,414	267,769
Revenues and gains / (losses) from operations	42,740,403	—	1,017,387	43,757,790

Transaction expenses	42,437,298	—	304,478	42,741,776
Compensation and benefits	175,925	—	89,666	265,591
Notes interest expense	—	—	30,804	30,804
Depreciation and amortization	11,446	7,497	27,949	46,892
Other expenses	68,725	—	245,266	313,991
Operating expenses	42,693,394	7,497	698,163	43,399,054

Operating income	47,009	(7,497)	319,224	358,736

Unrealized gain / (loss) on notes payable – derivative	—	—	(31,727)	(31,727)
Other income / (expense), net	—	—	2,774	2,774
Total other income / (expense)	—	—	(28,953)	(28,953)

Net income / (loss) for the period, before taxes	$47,009	$(7,497)	$290,271	$329,783
Income tax benefit	—	—	(16,939)	(16,939)
Net income / (loss) for the period	$47,009	$(7,497)	$307,210	$346,722
Income and expenses by each of the reportable segments for the year ended December 31, 2023 is as follows (recast based on adoption of ASU 2023-07):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$51,565,491	$—	$61,288	$51,626,779
Net gain / (loss) on digital assets	22,527	—	310,923	333,450
Net gain / (loss) on investments	—	—	97,827	97,827
Net gain / (loss) on derivatives trading	65,380	—	86,203	151,583
Revenues and gains / (losses) from operations	51,653,398	—	556,241	52,209,639

Transaction expenses	51,509,381	—	83,042	51,592,423
Compensation and benefits	148,909	—	70,347	219,256
Notes interest expense	—	—	27,285	27,285
Depreciation and amortization	4,344	5,548	13,053	22,945
Other expenses	44,854	—	48,710	93,564
Operating expenses	51,707,488	5,548	242,437	51,955,473

Operating income	(54,090)	(5,548)	313,804	254,166

Unrealized gain / (loss) on notes payable – derivative	—	—	(9,603)	(9,603)
Other income / (expense), net	—	—	(135)	(135)
Total other income / (expense)	—	—	(9,738)	(9,738)

Net income / (loss) for the period, before taxes	$(54,090)	$(5,548)	$304,066	$244,428
Income tax expense	—	—	15,914	15,914
Net income / (loss) for the period	$(54,090)	$(5,548)	$288,152	$228,514
Income and expenses by each of the reportable segments for the year ended December 31, 2022 is as follows (recast based on adoption of ASU 2023-07):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$119,785,259	$—	$40,588	$119,825,847
Net gain / (loss) on digital assets	(289,497)	—	1,227,862	938,365
Net gain / (loss) on investments	—	—	(464,918)	(464,918)
Net gain / (loss) on derivatives trading	100,341	—	92,217	192,558
Revenues and gains / (losses) from operations	119,596,103	—	895,749	120,491,852

Transaction expenses	119,437,498	—	1,558,433	120,995,931
Compensation and benefits	134,550	—	81,651	216,201
Notes interest expense	—	—	37,029	37,029
Depreciation and amortization	—	—	12,852	12,852
Other expenses	95,578	—	83,481	179,059
Operating expenses	119,667,626	—	1,773,446	121,441,072

Operating income	(71,523)	—	(877,697)	(949,220)

Change in fair value of warrant liability	—	—	20,322	20,322
Unrealized gain / (loss) on notes payable – derivative	—	—	57,998	57,998
Other income / (expense), net	—	—	26,480	26,480
Total other income / (expense)	—	—	104,800	104,800

Net income / (loss) for the period, before taxes	$(71,523)	$—	$(772,897)	$(844,420)
Income tax benefit	—	—	(28,291)	(28,291)
Net income / (loss) for the period	$(71,523)	$—	$(744,606)	$(816,129)
Net income / (loss) attributed to:
Redeemable noncontrolling interests	—	—	(97,219)	(97,219)
Unit holders of the Company	$(71,523)	$—	$(647,387)	$(718,910)